Equity (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Balance at the beginning of the year	$ 953,704	$ 14,208,469	$ 9,693,936
Impact of adopting IFRS 9		(6,680,687)
Net change in fair value reserve during the year for bonds at fair value through OCI	4,208,620	(2,706,303)
Net change in fair value reserve during the year for equities at fair value through OCI	(865,646)	(3,897,678)
Net change in fair value reserve during the year for available for sale investments			4,514,533
ECL transferred to income statement	(22,764)	29,903
Balance at the end of the year	$ 4,273,914	$ 953,704	$ 14,208,469